13F-HR
06/30/09

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York August 11, 2009

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value total:	$49,968
List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































American Axle & Mfg Holdings Inc.

COM

024061103

2,752

800000

SH



Sole



800000


American Express Co.

COM

025816109

2,324

100000

SH



Sole



100000


Brunswick Corp

COM

117043109

3,672

850000

SH



Sole



850000


CBS Corporation

COM

124857202

10,380

1500000

SH



Sole



1500000


Citadel Broadcasting Corp.

COM

17285T106

60

1500000

SH



Sole



1500000


GSI Group, Inc

COM

36229U102

110

112000

SH



Sole



112000


Intuitive Surgical,Inc

COM

559222401

8,183

50000

SH



Sole



50000


JPMorgan Chase & Co

COM

46625H100

3,411

100000

SH



Sole



100000


Lincoln National Corp., Inc.

COM

534187109

6,024

350000

SH



Sole



350000


MetLife, Inc.

COM

59156R108

6,002

200000

SH



Sole



200000


Principal Financial Group, Inc.

COM

74251V102

4,710

250000

SH



Sole



250000


Solutia Inc.

COM

834376501

50

8675

SH



Sole



8675


Tween Brands Inc

COM

901166108

1,603

239900

SH



Sole



239900


Zale Corp

COM

988858106

688

200000

SH



Sole



200000

